Selling expenses	12 Months Ended
Dec. 31, 2017
Disclosure of Selling expenses [Abstract]
Disclosure of selling expenses [text block]	Note 14 Selling expenses
Amounts in US$ '000	2017	2016	2015
Transportation	864	3,559	4,760
Selling taxes and other	272	663	451
	1,136	4,222	5,211